Unaudited Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash	$ 270	$ 1,103	$ 366
Accounts receivable, net	12,685	12,287	13,917
Other receivable			1,476
Due from related party	195	202
Inventory, net	918	811	706
Deferred costs	3,773	3,955	3,469
Deferred tax assets	47	48
Prepaid expenses and other current assets	919	302	408
Total current assets	18,807	18,708	20,342
Property and equipment, net	139	179	99
Other assets, net	151	205	175
Deferred costs, net of current portion	1,810	2,124	1,800
Goodwill	8,485	8,571	5,538
Intangible assets, net	4,472	6,023	2,214
Total assets	33,864	35,810	30,168
Current liabilities
Accounts payable	13,036	11,080	8,947
Accrued expenses and other current liabilities	3,040	2,895	2,505
Lines of credit	4,247	3,430	4,024
Current portion of debt	1,963	1,800	1,000
Due to related parties	160	1	872
Accrued earn out consideration	331	1,186
Warrant liability	933
Unearned revenue	6,639	7,409	6,756
Total current liabilities	30,349	27,801	24,104
Long term liabilities
Unearned revenue, net of current portion	2,472	2,883	2,509
Debt, net of current portion and discount	2,099	2,922	970
Accrued earn out consideration, net of current portion	154	159
Deferred tax liabilities	1,038	1,078	18
Other long term liabilities	76	80	60
Total liabilities	36,188	34,923	27,661
Commitments and contingencies and subsequent event
STOCKHOLDERS' EQUITY
Cumulative Convertible Preferred stock, $0.001 par value, 10,000,000 shares authorized, 1,105,155, 1,105,155 and 1,816,289 shares issued and outstanding, including cumulative and imputed preferred dividends of $586, $361 and $436, and with a liquidation preference of $8,983, $8,758 and $10,652 at September 30, 2013, December 31, 2012 and 2011, respectively	7,609	7,370	6,320
Common stock, $0.001 par value, 100,000,000 shares authorized, 12,297,979, 9,300,439 and 8,182,791 shares issued and 12,144,096, 9,146,556 and 8,028,908 outstanding as of September 30, 2013, December 31, 2012 and December 31, 2011 respectively	12	9	8
Additional paid-in capital	16,621	16,132	14,514
Treasury stock, 153,883 shares of common stock	(205)	(205)	(205)
Accumulated deficit	(25,720)	(21,674)	(17,231)
Unearned ESOP shares	(664)	(767)	(899)
Accumulated other comprehensive income	23	22
Total stockholders' (deficit) equity	(2,324)	887	2,507
Total liabilities and stockholders' equity	$ 33,864	$ 35,810	$ 30,168